JPMorgan SmartRetirement® Blend 2030 Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 46.9%
Fixed Income — 13.5%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	30,660	219,837
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,095	31,639
JPMorgan High Yield Fund Class R6 Shares (a)	14,611	93,949
Total Fixed Income		345,425
International Equity — 2.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,341	68,846
U.S. Equity — 30.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	10,003	788,433
Total Investment Companies (Cost $876,680)		1,202,704
Exchange-Traded Funds — 28.4%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	329	29,085
Fixed Income — 5.8%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,918	87,955
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	507	23,424
JPMorgan Inflation Managed Bond ETF (a)	808	37,867
Total Fixed Income		149,246
International Equity — 17.2%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,360	68,616
JPMorgan BetaBuilders International Equity ETF (a)	6,170	371,036
Total International Equity		439,652
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	847	78,330
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	501	31,482
Total U.S. Equity		109,812
Total Exchange-Traded Funds (Cost $608,948)		727,795
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 6.8%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,499	5,310
1.13%, 8/15/2040	8,198	5,075
2.25%, 5/15/2041	341	252
1.75%, 8/15/2041	2,547	1,719
2.00%, 11/15/2041	225	158
3.38%, 8/15/2042	4,205	3,632
3.13%, 2/15/2043	2,155	1,785
3.88%, 2/15/2043	590	545
3.88%, 5/15/2043	9,345	8,625
1.25%, 5/15/2050	4,241	2,169
1.38%, 8/15/2050	13,655	7,211

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.63%, 11/15/2050	2,118	1,196
1.88%, 2/15/2051	3,461	2,085
2.25%, 2/15/2052	2,730	1,796
3.00%, 8/15/2052	4,539	3,526
3.63%, 2/15/2053	1,410	1,238
U.S. Treasury Notes
4.13%, 1/31/2025 (b)	4,430	4,394
4.00%, 12/15/2025 (b)	1,070	1,057
3.25%, 6/30/2027	23,075	22,284
3.13%, 8/31/2027	1,735	1,667
0.63%, 12/31/2027	2,630	2,295
3.50%, 1/31/2028	5,000	4,854
2.75%, 2/15/2028	5,500	5,192
3.63%, 3/31/2028	8,255	8,047
1.25%, 4/30/2028	8,885	7,877
1.00%, 7/31/2028	2,205	1,921
2.88%, 4/30/2029	33,486	31,409
3.13%, 8/31/2029	5,901	5,587
3.50%, 1/31/2030	2,360	2,271
3.63%, 3/31/2030	8,485	8,213
3.50%, 2/15/2033	5,040	4,773
3.88%, 8/15/2033	16,030	15,604
U.S. Treasury STRIPS Bonds
4.81%, 11/15/2040 (c)	2,270	1,058
4.83%, 2/15/2041 (c)	1,457	670
Total U.S. Treasury Obligations (Cost $189,039)		175,495
Corporate Bonds — 5.6%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	59	56
2.20%, 2/4/2026	105	98
2.70%, 2/1/2027	1,876	1,728
L3Harris Technologies, Inc.
5.25%, 6/1/2031	390	389
5.40%, 7/31/2033	219	220
Leidos, Inc. 5.75%, 3/15/2033	120	123
Northrop Grumman Corp.
5.15%, 5/1/2040	220	216
3.85%, 4/15/2045	255	205
RTX Corp.
2.25%, 7/1/2030	373	319
5.15%, 2/27/2033	165	165
2.82%, 9/1/2051	385	245
		3,764
Automobiles — 0.0% ^
General Motors Co. 6.80%, 10/1/2027	292	306

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — continued
Hyundai Capital America
1.30%, 1/8/2026 (d)	90	83
2.38%, 10/15/2027 (d)	730	662
		1,051
Banks — 1.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (d) (e)	300	303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	300	305
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	200	208
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (d)	230	233
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	182
6.61%, 11/7/2028	600	634
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	511	478
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	229	228
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	125	116
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (e)	1,230	1,177
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	295	288
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	450	450
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	490	502
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	1,435	1,220
(SOFR + 1.91%), 5.29%, 4/25/2034 (e)	500	498
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	380	382
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (d) (e)	221	222
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	203	186
(SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	250	250
Bank of Montreal (Canada) 5.72%, 9/25/2028	300	308
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (d)	250	250
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (d)	265	269
1.60%, 10/4/2026 (d)	345	316
5.79%, 7/13/2028 (d)	225	231
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (e)	235	240
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	166
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	346	302
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	760	760
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	340	341
(SOFR + 1.88%), 5.74%, 2/20/2035 (d) (e)	610	614
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	864	811
(SOFR + 2.10%), 5.98%, 1/18/2027 (d) (e)	250	251
(SOFR + 2.27%), 6.71%, 10/19/2029 (d) (e)	320	335
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.96%), 5.72%, 1/18/2030 (d) (e)	250	251

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.73%), 3.12%, 10/19/2032 (d) (e)	250	205
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (d) (e)	270	276
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	500	475
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	1,042	983
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	940	936
(SOFR + 1.17%), 2.56%, 5/1/2032 (e)	110	92
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	567	482
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (d) (f)	255	186
Credit Agricole SA (France)
4.38%, 3/17/2025 (d)	580	571
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	617	572
(SOFR + 1.86%), 6.32%, 10/3/2029 (d) (e)	250	259
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	580	578
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (d) (e)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (e)	205	206
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (d) (e)	320	286
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (d)	200	203
5.25%, 4/26/2029 (d)	565	564
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	445	445
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,660	1,484
(SOFR + 3.35%), 7.39%, 11/3/2028 (e)	240	255
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	800	701
Huntington National Bank (The) 5.65%, 1/10/2030	334	336
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	205	189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	200	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (e)	210	213
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (e)	215	216
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	330	304
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	210	193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (e)	525	536
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (e)	300	308
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (e)	200	205
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (e)	200	197
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	975	929
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (d)	200	201
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	255	247
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	285	288
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	500	471

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	432	439
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	215	197
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	350	362
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (d)	405	406
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	780	765
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (d) (e)	300	279
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (d) (e)	255	234
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (d) (e)	351	350
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	590	485
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	214	215
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (d) (e)	200	185
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (d) (e)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (d) (e)	250	264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.10%, 1/11/2035 (d) (e)	250	257
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	405	413
5.71%, 1/13/2030	405	418
Swedbank AB (Sweden) 6.14%, 9/12/2026 (d)	275	279
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	435	439
5.52%, 7/17/2028	160	163
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	175	177
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	230	245
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	135	130
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	194	195
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	265	245
Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,461
(SOFR + 2.10%), 2.39%, 6/2/2028 (e)	484	443
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	300	304
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	150	150
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	700	703
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	220	221
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	315	278
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040 (f)	50	35
3.13%, 11/18/2041 (f)	217	153
Westpac New Zealand Ltd. (New Zealand)
4.90%, 2/15/2028 (d)	420	416
5.20%, 2/28/2029 (d)	600	600
		40,408

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	540	461
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	310	311
		772
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	265	252
5.05%, 3/15/2034	710	719
4.05%, 11/21/2039	600	534
4.25%, 11/21/2049	210	182
Amgen, Inc.
5.25%, 3/2/2033	275	277
3.15%, 2/21/2040	429	330
3.00%, 1/15/2052	170	115
Gilead Sciences, Inc. 2.60%, 10/1/2040	253	179
		2,588
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	555	466
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	203	166
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	120	122
		288
Capital Markets — 0.4%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (e)	735	776
(SOFR + 1.85%), 6.47%, 10/25/2034 (e)	200	218
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	250	180
Credit Suisse AG (Switzerland)
7.95%, 1/9/2025	283	288
1.25%, 8/7/2026	365	332
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	436	411
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	959	877
(SOFR + 3.04%), 3.55%, 9/18/2031 (e)	600	528
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,293	1,269
(SOFR + 0.79%), 1.09%, 12/9/2026 (e)	1,149	1,067
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	1,504	1,401
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	270	284
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	420	390
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	200	166
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	205	204
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	375	375
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	1,495	1,237

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	159	160
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	255	195
Nasdaq, Inc. 5.55%, 2/15/2034	95	97
UBS Group AG (Switzerland) (SOFRINDX + 0.98%), 1.31%, 2/2/2027 (d) (e)	250	231
		10,686
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	197	197
LYB International Finance III LLC 1.25%, 10/1/2025	127	119
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	111	101
		417
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (d)	600	620
Communications Equipment — 0.0% ^
Cisco Systems, Inc. 5.05%, 2/26/2034	205	208
Consumer Finance — 0.2%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	200	202
2.45%, 10/29/2026	1,265	1,175
6.10%, 1/15/2027	310	315
5.10%, 1/19/2029	165	164
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (e)	400	399
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (d)	207	201
5.50%, 1/15/2026 (d)	650	643
2.13%, 2/21/2026 (d)	110	102
4.25%, 4/15/2026 (d)	20	19
2.53%, 11/18/2027 (d)	1,092	971
6.38%, 5/4/2028 (d)	155	158
5.75%, 3/1/2029 (d)	204	203
Capital One Financial Corp.
3.80%, 1/31/2028	200	190
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	200	202
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	230	186
General Motors Financial Co., Inc.
3.80%, 4/7/2025	345	339
5.40%, 5/8/2027	215	216
5.75%, 2/8/2031	235	238
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	200	198
		6,121
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc. 2.50%, 2/10/2041 (d)	112	75
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (d)	480	479
3.44%, 5/13/2041 (d)	300	230

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
3.63%, 5/13/2051 (d)	335	248
5.62%, 2/12/2054 (d)	320	323
		1,355
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	238	221
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	93
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	391	317
WP Carey, Inc.
2.40%, 2/1/2031	163	135
2.45%, 2/1/2032	160	129
2.25%, 4/1/2033	90	70
		651
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.30%, 6/1/2027	322	297
2.75%, 6/1/2031	195	168
3.50%, 6/1/2041	584	456
3.55%, 9/15/2055	369	258
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (d)	500	425
Verizon Communications, Inc.
2.10%, 3/22/2028	74	66
2.65%, 11/20/2040	204	144
		1,814
Electric Utilities — 0.6%
Baltimore Gas and Electric Co. 5.40%, 6/1/2053	295	293
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	840	851
DTE Electric Co. 5.40%, 4/1/2053	280	282
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	326
Duke Energy Corp. 6.10%, 9/15/2053	270	285
Duke Energy Florida LLC 5.95%, 11/15/2052	133	141
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	113	80
Duke Energy Progress LLC 2.90%, 8/15/2051	165	107
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	85	69
Edison International 5.75%, 6/15/2027	225	228
Emera US Finance LP (Canada) 4.75%, 6/15/2046	223	183
Entergy Arkansas LLC 2.65%, 6/15/2051	84	51
Entergy Louisiana LLC
4.00%, 3/15/2033	166	153
2.90%, 3/15/2051	70	44
5.70%, 3/15/2054	150	153
Evergy Metro, Inc. 4.95%, 4/15/2033	323	317
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	710	716
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	279	279

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	630	591
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	210	178
Florida Power & Light Co. 5.30%, 4/1/2053	160	160
Fortis, Inc. (Canada) 3.06%, 10/4/2026	283	268
Indiana Michigan Power Co. 3.25%, 5/1/2051	150	102
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	136	120
5.40%, 6/1/2033 (d)	560	560
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (d)	212	207
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	103	80
MidAmerican Energy Co. 5.85%, 9/15/2054	120	128
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	280	174
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	450	452
5.55%, 3/15/2054	440	437
Northern States Power Co. 5.10%, 5/15/2053	220	212
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	105	99
2.45%, 12/2/2027 (d)	365	328
Ohio Power Co. Series R, 2.90%, 10/1/2051	200	128
Pacific Gas and Electric Co.
3.45%, 7/1/2025	130	126
2.95%, 3/1/2026	788	752
6.40%, 6/15/2033	195	205
5.80%, 5/15/2034	520	525
3.75%, 8/15/2042 (g)	79	59
4.30%, 3/15/2045	80	63
6.75%, 1/15/2053	115	125
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	200	206
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	130	123
Series A-4, 5.21%, 12/1/2047	80	80
Series A-5, 5.10%, 6/1/2052	150	148
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	390	411
PPL Electric Utilities Corp. 5.25%, 5/15/2053	170	168
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	90	60
Public Service Electric and Gas Co. 5.45%, 3/1/2054	330	340
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	197	191
Series A-2, 5.11%, 12/15/2047	85	83
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	193	192
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	202	188
5.85%, 11/1/2027	286	294
Series C, 4.13%, 3/1/2048	131	106
5.70%, 3/1/2053	85	85
5.88%, 12/1/2053	153	158

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.75%, 4/15/2054	530	538
Southern Co. (The) 5.70%, 3/15/2034	355	366
Tampa Electric Co. 4.90%, 3/1/2029	386	386
Tucson Electric Power Co. 5.50%, 4/15/2053	305	302
Union Electric Co.
5.20%, 4/1/2034 (h)	400	401
3.90%, 4/1/2052	191	151
5.45%, 3/15/2053	185	183
		15,797
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	357	343
4.00%, 4/14/2032	1,200	1,108
		1,451
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	107
Global Payments, Inc.
3.20%, 8/15/2029	367	330
5.30%, 8/15/2029	70	70
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	140	139
Nationwide Building Society (United Kingdom) (3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (e)	280	268
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	215	153
		1,067
Food Products — 0.1%
Campbell Soup Co. 5.40%, 3/21/2034	260	262
J M Smucker Co. (The)
6.20%, 11/15/2033	105	112
6.50%, 11/15/2053	95	106
JBS USA LUX SA 6.75%, 3/15/2034 (d)	280	294
Kellanova 5.25%, 3/1/2033	211	212
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	218
4.38%, 6/1/2046	132	111
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	443	367
Tyson Foods, Inc. 5.70%, 3/15/2034	230	233
		1,915
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	230	149
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	202	166
Southern California Gas Co. 6.35%, 11/15/2052	150	165
		480
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	178	159
CSX Corp. 3.80%, 11/1/2046	219	174

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
ERAC USA Finance LLC
5.00%, 2/15/2029 (d)	460	461
5.20%, 10/30/2034 (d)	220	219
Norfolk Southern Corp. 3.05%, 5/15/2050	215	145
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	250	257
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	700	646
Union Pacific Corp.
3.55%, 8/15/2039	297	248
3.50%, 2/14/2053	190	143
		2,452
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	68	64
DH Europe Finance II SARL 3.25%, 11/15/2039	119	96
		160
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	136
Banner Health 1.90%, 1/1/2031	288	237
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	115	74
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	175	124
Cencora, Inc. 5.13%, 2/15/2034	850	849
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	215	141
Cigna Group (The) 5.13%, 5/15/2031	670	671
CommonSpirit Health
1.55%, 10/1/2025	75	70
2.78%, 10/1/2030	170	147
3.91%, 10/1/2050	75	59
CVS Health Corp. 5.25%, 2/21/2033	250	250
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	350	251
HCA, Inc.
5.25%, 6/15/2026	968	965
5.60%, 4/1/2034	250	252
5.50%, 6/15/2047	140	133
3.50%, 7/15/2051	128	88
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150	115
MultiCare Health System 2.80%, 8/15/2050	132	81
MyMichigan Health Series 2020, 3.41%, 6/1/2050	45	33
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	160	110
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	215	141
UnitedHealth Group, Inc. 5.88%, 2/15/2053	105	114
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	340	222
		5,263
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	130	107
Healthcare Realty Holdings LP 2.00%, 3/15/2031	414	329

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Healthpeak OP LLC 2.13%, 12/1/2028	323	284
Sabra Health Care LP 3.20%, 12/1/2031	205	171
		891
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp.
4.90%, 2/15/2031	580	577
4.80%, 2/15/2033	330	327
3.35%, 3/12/2050	214	152
		1,056
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
5.80%, 3/1/2033	224	231
5.75%, 10/1/2041	205	204
Southern Power Co. 5.15%, 9/15/2041	230	215
		650
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	300	303
Insurance — 0.2%
Aon North America, Inc.
5.45%, 3/1/2034	450	455
5.75%, 3/1/2054	350	359
Arthur J Gallagher & Co. 5.75%, 7/15/2054	500	501
Athene Global Funding 2.50%, 1/14/2025 (d)	124	121
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	180	145
Brown & Brown, Inc. 2.38%, 3/15/2031	422	350
CNA Financial Corp. 5.13%, 2/15/2034	570	554
Corebridge Global Funding 5.90%, 9/19/2028 (d)	190	195
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	316	212
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (d)	360	357
High Street Funding Trust I 4.11%, 2/15/2028 (d)	160	151
Jackson National Life Global Funding 3.05%, 4/29/2026 (d)	500	472
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (d)	400	408
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	400	449
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	538	414
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (d)	190	166
Protective Life Global Funding 5.47%, 12/8/2028 (d)	386	393
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	110	91
3.30%, 5/15/2050 (d)	429	301
		6,094
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	260	275
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	204	186

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — 0.0% ^
Otis Worldwide Corp.
5.25%, 8/16/2028	260	263
3.11%, 2/15/2040	294	226
		489
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	302	247
3.50%, 3/1/2042	160	107
3.70%, 4/1/2051	467	289
Comcast Corp.
4.65%, 2/15/2033	390	383
3.25%, 11/1/2039	380	298
2.80%, 1/15/2051	380	243
5.35%, 5/15/2053	730	724
Discovery Communications LLC 3.63%, 5/15/2030	164	147
		2,438
Metals & Mining — 0.1%
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (d)	200	206
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (d)	346	294
5.63%, 4/4/2034 (d)	260	261
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (d)	200	180
Steel Dynamics, Inc. 1.65%, 10/15/2027	275	245
		1,186
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	204	131
Consumers Energy Co.
4.63%, 5/15/2033	285	278
3.25%, 8/15/2046	102	76
DTE Energy Co. 5.10%, 3/1/2029	700	697
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	220	220
Puget Energy, Inc. 2.38%, 6/15/2028	258	230
San Diego Gas & Electric Co. 2.95%, 8/15/2051	350	236
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	160	105
WEC Energy Group, Inc. 1.38%, 10/15/2027	236	208
		2,181
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	160	157
COPT Defense Properties LP 2.75%, 4/15/2031	271	224
		381
Oil, Gas & Consumable Fuels — 0.3%
Boardwalk Pipelines LP 4.45%, 7/15/2027	185	180
BP Capital Markets America, Inc.
4.81%, 2/13/2033	240	237
2.77%, 11/10/2050	208	135

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.00%, 3/17/2052	75	51
Cheniere Energy, Inc. 5.65%, 4/15/2034 (d)	180	181
Columbia Pipelines Holding Co. LLC 5.68%, 1/15/2034 (d)	157	156
Coterra Energy, Inc. 3.90%, 5/15/2027	140	135
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	200	205
Energy Transfer LP
3.90%, 7/15/2026	303	294
4.40%, 3/15/2027	445	435
6.00%, 2/1/2029 (d)	165	166
5.00%, 5/15/2044 (g)	525	464
Enterprise Products Operating LLC 4.45%, 2/15/2043	317	283
Exxon Mobil Corp. 3.00%, 8/16/2039	643	503
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	180	145
4.32%, 12/30/2039 (d)	130	95
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	187	150
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	500	477
3.45%, 10/15/2027 (d)	306	287
HF Sinclair Corp. 5.88%, 4/1/2026	109	110
Kinder Morgan, Inc.
5.00%, 2/1/2029	230	229
7.80%, 8/1/2031	550	623
MPLX LP 4.50%, 4/15/2038	226	201
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	195	166
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	50	51
Phillips 66 Co. 3.55%, 10/1/2026	214	207
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	429	324
Williams Cos., Inc. (The) 5.65%, 3/15/2033	150	154
		6,644
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	179	159
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	282
Pharmaceuticals — 0.2%
Astrazeneca Finance LLC (United Kingdom) 5.00%, 2/26/2034	340	341
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50	56
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	265	235
5.55%, 2/22/2054	195	201
5.65%, 2/22/2064	295	303
Eli Lilly & Co. 5.00%, 2/9/2054	600	597
Merck & Co., Inc.
2.35%, 6/24/2040	312	219
5.00%, 5/17/2053	55	54
5.15%, 5/17/2063	45	45

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	400	398
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	1,065	803
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	227	219
Zoetis, Inc. 5.60%, 11/16/2032	287	298
		3,769
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	180	187
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	110	110
UDR, Inc.
2.10%, 8/1/2032	416	326
1.90%, 3/15/2033	65	50
		486
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	151
2.50%, 8/16/2031	100	82
NNN REIT, Inc. 5.60%, 10/15/2033	100	101
Realty Income Corp. 1.80%, 3/15/2033	275	208
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	565	548
		1,090
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	224	163
Broadcom, Inc.
1.95%, 2/15/2028 (d)	470	419
3.19%, 11/15/2036 (d)	279	222
Intel Corp.
5.63%, 2/10/2043	17	18
5.70%, 2/10/2053	190	196
KLA Corp. 3.30%, 3/1/2050	470	345
NXP BV (China)
5.00%, 1/15/2033	260	254
3.25%, 5/11/2041	340	251
Texas Instruments, Inc. 5.05%, 5/18/2063	593	577
TSMC Global Ltd. (Taiwan) 4.63%, 7/22/2032 (d)	200	200
		2,645
Software — 0.1%
Oracle Corp.
4.90%, 2/6/2033	230	225
3.80%, 11/15/2037	680	570
5.55%, 2/6/2053	160	157
Roper Technologies, Inc. 1.75%, 2/15/2031	218	176

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
VMware LLC
1.40%, 8/15/2026	394	360
4.70%, 5/15/2030	364	354
		1,842
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	185	161
5.20%, 2/15/2029	440	440
1.88%, 10/15/2030	1,039	842
Crown Castle, Inc. 5.80%, 3/1/2034	130	133
CubeSmart LP 2.00%, 2/15/2031	505	406
Equinix, Inc.
2.90%, 11/18/2026	314	295
2.00%, 5/15/2028	424	372
Extra Space Storage LP
5.90%, 1/15/2031	200	207
2.40%, 10/15/2031	290	239
		3,095
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	180	137
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	400	322
2.70%, 8/5/2051	415	275
Dell International LLC 6.20%, 7/15/2030	850	894
		1,491
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	340	276
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	416	370
4.39%, 8/15/2037	255	214
3.73%, 9/25/2040	346	257
		1,117
Trading Companies & Distributors — 0.0% ^
Air Lease Corp.
3.38%, 7/1/2025	390	380
1.88%, 8/15/2026	462	426
		806
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	600	605
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	220	195
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	620	557

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
4.55%, 3/15/2052	155	130
Sprint LLC 7.63%, 3/1/2026	77	80
T-Mobile USA, Inc.
2.55%, 2/15/2031	710	605
5.15%, 4/15/2034	157	156
		1,723
Total Corporate Bonds (Cost $154,001)		142,316
Mortgage-Backed Securities — 5.5%
FHLMC Gold Pools, Other
Pool # WA4424, 4.40%, 12/1/2027	1,418	1,395
Pool # WN1157, 1.80%, 11/1/2028	1,440	1,265
Pool # WA1626, 3.45%, 8/1/2032	1,171	1,073
Pool # WN3225, 3.80%, 10/1/2034	740	680
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	486	447
Pool # QA6772, 3.50%, 1/1/2050	239	218
Pool # QB1397, 2.50%, 7/1/2050	62	52
Pool # QB4026, 2.50%, 10/1/2050	1,504	1,269
Pool # QB4045, 2.50%, 10/1/2050	967	811
Pool # QB4484, 2.50%, 10/1/2050	605	509
Pool # QB4542, 2.50%, 10/1/2050	614	517
Pool # QB5092, 2.50%, 11/1/2050	420	355
Pool # RA4224, 3.00%, 11/1/2050	255	221
Pool # QB8503, 2.50%, 2/1/2051	721	600
Pool # QC9443, 2.50%, 10/1/2051	717	598
Pool # QD5778, 3.00%, 1/1/2052	687	592
Pool # QD4686, 4.00%, 1/1/2052	430	398
Pool # QE1637, 4.00%, 5/1/2052	273	258
Pool # QE1832, 4.50%, 5/1/2052	341	332
Pool # QH9763, 6.00%, 1/1/2054	526	533
Pool # QH9845, 6.00%, 2/1/2054	2,472	2,504
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	1,452	1,269
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	720	726
Pool # FM3118, 3.00%, 5/1/2050	414	363
Pool # BP9250, 2.50%, 7/1/2050	1,408	1,180
Pool # FM3778, 2.50%, 8/1/2050	287	240
Pool # BQ2894, 3.00%, 9/1/2050	909	796
Pool # BQ3996, 2.50%, 10/1/2050	594	499
Pool # BQ5243, 3.50%, 10/1/2050	340	309
Pool # CA7398, 3.50%, 10/1/2050	805	731
Pool # BR4318, 3.00%, 1/1/2051	125	109
Pool # CA8637, 4.00%, 1/1/2051	1,501	1,418
Pool # CB0189, 3.00%, 4/1/2051	362	314
Pool # CB0458, 2.50%, 5/1/2051	546	455

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FM7916, 2.50%, 6/1/2051	459	384
Pool # CB1301, 2.50%, 8/1/2051	841	701
Pool # FM8247, 2.50%, 8/1/2051	482	403
Pool # CB2313, 2.50%, 12/1/2051	537	448
Pool # FS2559, 3.00%, 12/1/2051	1,601	1,389
Pool # CB2637, 2.50%, 1/1/2052	836	695
Pool # BU3079, 3.00%, 1/1/2052	442	382
Pool # CB2670, 3.00%, 1/1/2052	1,384	1,192
Pool # BV4831, 3.00%, 2/1/2052	417	359
Pool # BV0295, 3.50%, 2/1/2052	1,016	927
Pool # BV3950, 4.00%, 2/1/2052	489	456
Pool # BV6743, 4.50%, 5/1/2052	367	355
Pool # BV9515, 6.00%, 6/1/2052	413	420
Pool # BY4714, 5.00%, 6/1/2053	1,034	1,009
Pool # BY4761, 5.00%, 6/1/2053	395	385
Pool # DA7753, 5.50%, 1/1/2054	559	558
Pool # DA0425, 6.00%, 2/1/2054	824	837
Pool # DA7754, 6.00%, 2/1/2054	1,988	2,014
Pool # DA9487, 6.00%, 2/1/2054	1,303	1,321
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	628	631
Pool # AM3010, 5.07%, 3/1/2028	506	510
Pool # BL8639, 1.09%, 4/1/2028	679	592
Pool # BS6144, 3.97%, 1/1/2029	1,505	1,460
Pool # AM5319, 4.34%, 1/1/2029	457	449
Pool # BS8149, 4.97%, 9/1/2029	900	909
Pool # BS7604, 5.16%, 10/1/2029	596	606
Pool # BS0448, 1.27%, 12/1/2029	966	802
Pool # BL9748, 1.60%, 12/1/2029	390	332
Pool # AN7593, 2.99%, 12/1/2029	284	260
Pool # AN8285, 3.11%, 3/1/2030	290	268
Pool # BS0154, 1.28%, 4/1/2030	279	230
Pool # AM8544, 3.08%, 4/1/2030	129	119
Pool # BS7168, 4.57%, 6/1/2030	848	843
Pool # BL9251, 1.45%, 10/1/2030	758	626
Pool # BS5985, 3.99%, 11/1/2030	538	517
Pool # AM4789, 4.18%, 11/1/2030	245	238
Pool # BL9891, 1.37%, 12/1/2030	526	431
Pool # BL9494, 1.46%, 12/1/2030	280	228
Pool # BS0596, 1.38%, 1/1/2031	1,690	1,378
Pool # BS7121, 5.15%, 3/1/2031	1,178	1,202
Pool # BS6203, 4.26%, 4/1/2031	572	552
Pool # BS8442, 4.74%, 4/1/2031	1,115	1,117
Pool # BS7813, 4.83%, 6/1/2031	783	788
Pool # BS7167, 4.64%, 7/1/2031	1,611	1,603
Pool # BS7437, 5.04%, 8/1/2031	870	884
Pool # BS5580, 3.68%, 1/1/2032	1,050	980
Pool # BS4654, 2.39%, 3/1/2032	866	741

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL5680, 2.44%, 3/1/2032	1,375	1,173
Pool # BS7642, 5.15%, 5/1/2032	403	413
Pool # AN5952, 3.01%, 7/1/2032	370	333
Pool # AN6149, 3.14%, 7/1/2032	1,485	1,326
Pool # BS5530, 3.30%, 7/1/2032	1,662	1,500
Pool # BS6345, 3.91%, 8/1/2032	500	470
Pool # BM3226, 3.44%, 10/1/2032 (i)	1,279	1,183
Pool # BS6822, 3.81%, 10/1/2032	960	898
Pool # BS8528, 4.31%, 10/1/2032	1,888	1,830
Pool # BS6954, 4.93%, 10/1/2032	767	776
Pool # BS6819, 4.12%, 11/1/2032	1,100	1,054
Pool # BS7090, 4.45%, 12/1/2032	1,035	1,016
Pool # AN7923, 3.33%, 1/1/2033	565	509
Pool # BS8428, 4.41%, 1/1/2033	1,300	1,268
Pool # BS7398, 4.74%, 2/1/2033	835	833
Pool # BS5357, 3.41%, 3/1/2033	770	694
Pool # AN9067, 3.51%, 5/1/2033	310	283
Pool # BS8416, 4.56%, 5/1/2033	605	598
Pool # BS5511, 3.45%, 8/1/2033	1,024	927
Pool # BS5127, 3.15%, 9/1/2033	580	510
Pool # BL1012, 4.03%, 12/1/2033	300	284
Pool # BL0900, 4.08%, 2/1/2034	245	233
Pool # BZ0430, 4.32%, 2/1/2034	1,705	1,651
Pool # BL7124, 1.93%, 6/1/2035	683	539
Pool # BZ0217, 5.22%, 8/1/2035	1,148	1,181
Pool # AN0375, 3.76%, 12/1/2035	649	598
Pool # AN4430, 3.61%, 1/1/2037	574	536
Pool # BF0045, 4.50%, 3/1/2052	226	220
Pool # BF0109, 4.00%, 2/1/2056	368	343
Pool # BF0091, 3.50%, 5/1/2056	915	813
Pool # BF0108, 4.50%, 6/1/2056	429	415
Pool # BF0230, 5.50%, 1/1/2058	1,314	1,349
Pool # BF0497, 3.00%, 7/1/2060	626	523
Pool # BF0578, 2.50%, 12/1/2061	3,771	3,017
Pool # BF0580, 3.50%, 12/1/2061	493	438
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 4/25/2054 (h)	24,037	19,865
TBA, 5.50%, 4/25/2054 (h)	1,475	1,468
TBA, 6.50%, 4/25/2054 (h)	1,510	1,543
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	902	820
Pool # BR3929, 3.50%, 10/20/2050	454	413
Pool # BW1726, 3.50%, 10/20/2050	563	512
Pool # BS8546, 2.50%, 12/20/2050	1,408	1,174
Pool # BR3928, 3.00%, 12/20/2050	716	642
Pool # BU7538, 3.00%, 12/20/2050	482	432
Pool # 785294, 3.50%, 1/20/2051	1,375	1,234
Pool # CA8452, 3.00%, 2/20/2051	1,990	1,779

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA9005, 3.00%, 2/20/2051	416	381
Pool # CB1543, 3.00%, 2/20/2051	1,394	1,229
Pool # CA3588, 3.50%, 2/20/2051	1,418	1,290
Pool # CB1536, 3.50%, 2/20/2051	1,537	1,404
Pool # CB1542, 3.00%, 3/20/2051	873	770
Pool # CB4433, 3.00%, 3/20/2051	1,648	1,414
Pool # CC0070, 3.00%, 3/20/2051	228	205
Pool # CC8726, 3.00%, 3/20/2051	278	245
Pool # CC8738, 3.00%, 3/20/2051	399	351
Pool # CC8723, 3.50%, 3/20/2051	1,912	1,740
Pool # CC0088, 4.00%, 3/20/2051	79	74
Pool # CC0092, 4.00%, 3/20/2051	185	175
Pool # CC8727, 3.00%, 4/20/2051	488	430
Pool # CC8739, 3.00%, 4/20/2051	1,273	1,123
Pool # CC8740, 3.00%, 4/20/2051	1,056	931
Pool # CC8751, 3.00%, 4/20/2051	248	218
Pool # CA3563, 3.50%, 7/20/2051	938	863
Pool # CE2586, 3.50%, 7/20/2051	1,385	1,260
Pool # CK1527, 3.50%, 12/20/2051	1,002	916
Pool # CJ8184, 3.50%, 1/20/2052	1,085	987
Pool # CK2660, 3.00%, 2/20/2052	666	587
Pool # CK2716, 3.50%, 2/20/2052	841	755
Pool # CK8295, 5.00%, 3/20/2052	519	508
Pool # CN3557, 4.50%, 5/20/2052	506	492
Pool # MA8200, 4.00%, 8/20/2052	253	237
Pool # CN3127, 5.00%, 8/20/2052	523	515
Pool # CU6748, 6.00%, 9/20/2053	1,083	1,092
Pool # DA2721, 5.50%, 3/20/2054	478	477
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	750	653
Pool # CU1093, 5.50%, 6/20/2063	920	913
Pool # CV1712, 5.50%, 6/20/2063	478	474
Pool # CU1092, 6.00%, 6/20/2063	884	884
Pool # CT6283, 6.00%, 7/20/2063	871	871
Pool # CW0095, 6.00%, 7/20/2063	645	645
Pool # 785183, 2.93%, 10/20/2070 (i)	698	623
Total Mortgage-Backed Securities (Cost $153,265)		141,915
Asset-Backed Securities — 2.6%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	237	217
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.27%, 12/18/2037 (d) (i)	10	10
Series 2021-FL4, Class AS, 6.54%, 12/18/2037 (d) (i)	510	501
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (d) (g)	955	925
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	815	741
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	576	529
Series 2016-3, Class AA, 3.00%, 10/15/2028	406	370

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-1, Class B, 3.95%, 7/11/2030	781	719
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	325	326
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	765	762
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	107	107
Series 2020-3, Class C, 1.06%, 8/18/2026	315	306
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	585	568
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	215	203
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	725	678
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	390	364
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	330	297
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	290	257
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (d)	16	16
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	800	798
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	580	583
Bridgecrest Lending Auto Securitization Trust Series 2024-1, Class D, 6.03%, 11/15/2029	580	580
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (d)	303	295
Series 2021-1A, Class A, 2.16%, 4/15/2036 (d)	399	373
Series 2021-1A, Class B, 2.92%, 4/15/2036 (d)	640	593
Series 2022-1A, Class A, 4.46%, 6/15/2037 (d)	506	488
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	241	220
CarMax Auto Owner Trust Series 2020-4, Class C, 1.30%, 8/17/2026	290	281
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	405	376
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	872	750
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (d)	127	126
Credit Acceptance Auto Loan Trust Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	600	607
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	101	88
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	480	440
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	588	529
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	69	65
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	210	200
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	365	365
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	385	380
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	735	732
Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	460	464
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	244	224
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	110	101
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	375	374
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	505	508
Series 2023-5A, Class C, 6.85%, 1/16/2029	470	483

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1A, Class D, 5.84%, 6/17/2030	585	584
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	865	865
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (d)	266	258
Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	212	207
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	615	618
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,145	1,029
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	395	380
Flagship Credit Auto Trust
Series 2020-4, Class C, 1.28%, 2/16/2027 (d)	314	308
Series 2023-1, Class C, 5.43%, 5/15/2029 (d)	930	922
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (i)	720	637
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	869	884
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	205	205
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	273	265
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	980	983
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	1,175	1,180
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,086	988
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	627	546
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	309	316
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	540	553
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	209	203
Series 2024-1A, Class B, 6.58%, 9/15/2029 (d)	470	469
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (d)	560	560
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (d)	12	12
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	1,065	980
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	633	581
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	86	80
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	420	420
Series 2024-1A, Class C, 6.20%, 2/20/2043 (d)	505	506
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (d)	141	141
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	342	328
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	273	257
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	789	742
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (d)	70	70
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	1,060	993
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	555	558
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	475	468
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	715	716
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	260	231

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (d)	231	223
Oportun Issuance Trust
Series 2024-1A, Class A, 6.33%, 4/8/2031 (d)	1,233	1,234
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	2,075	1,968
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	287	280
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	975	860
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (d) (i)	974	952
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (d) (g)	886	872
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (d) (g)	721	703
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	510	478
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	380	356
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (d)	810	780
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (d)	320	311
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	2,223	2,051
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	935	886
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	285	253
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (h) (i)	220	194
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h) (i)	355	305
PRPM LLC
Series 2021-2, Class A1, 5.11%, 3/25/2026 (d) (i)	490	485
Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (g)	255	250
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	570	570
Reach Abs Trust Series 2024-1A, Class B, 6.29%, 2/18/2031 (d)	725	728
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	835	809
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (d)	276	273
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	1,640	1,567
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (d)	470	453
SCF Equipment Leasing LLC Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	660	693
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	1,230	1,234
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (d)	129	122
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	148	139
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	495	493
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	495	495
Tricon Residential Trust Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	425	412
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	131	125
Series 2019-2, Class B, 3.50%, 5/1/2028	327	303
Series 2018-1, Class A, 3.70%, 3/1/2030	455	408
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	48	47
VCAT LLC
Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (d) (g)	115	115
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (d) (g)	239	237
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (d) (g)	246	240
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (d) (g)	1,087	1,055

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (d) (g)	920	899
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (d) (g)	641	623
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (d) (g)	390	383
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (d) (g)	685	670
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (d) (g)	906	888
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	234	224
Westlake Automobile Receivables Trust
Series 2024-1A, Class A2A, 5.62%, 3/15/2027 (d)	490	490
Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	400	407
Total Asset-Backed Securities (Cost $69,563)		67,505
Collateralized Mortgage Obligations — 0.9%
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.02%, 7/25/2043 (d) (i)	695	719
CSMC Trust Series 2021-RPL1, Class A1, 4.04%, 9/27/2060 (d) (i)	756	730
FHLMC, REMIC
Series 4065, Class QB, 3.00%, 6/15/2042	675	592
Series 5171, Class NI, IO, 3.00%, 7/25/2051	4,621	684
Series 5225, Class QL, 4.00%, 5/25/2052	810	657
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	345	356
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	159	159
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	296	284
Series 2018-56, Class VN, 3.50%, 5/25/2038	665	592
Series 2014-52, Class BW, 3.00%, 9/25/2044	785	650
Series 2020-54, Class MA, 1.50%, 8/25/2050	393	319
Series 2021-3, Class ME, 1.00%, 2/25/2051	278	207
Series 2022-4, Class TA, 1.00%, 4/25/2051	872	682
Series 2022-46, Class GZ, 4.50%, 7/25/2052	729	621
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,455	1,371
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,497	2,267
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	680	684
GNMA
Series 2004-47, Class PD, 6.00%, 6/16/2034	223	223
Series 2016-61, Class A, 2.00%, 9/20/2042	268	218
Series 2021-83, Class KB, 1.25%, 5/20/2051	418	324
Series 2022-93, Class JZ, 4.50%, 5/20/2052	467	333
Series 2014-H06, Class HB, 6.09%, 3/20/2064 (i)	113	114
Series 2015-H11, Class FC, 5.99%, 5/20/2065 (i)	397	394
Series 2015-H18, Class FA, 5.89%, 6/20/2065 (i)	129	128
Series 2021-H14, Class YD, 7.68%, 6/20/2071 (i)	1,009	893
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (d) (g)	354	349
Ocwen Loan Investment Trust Series 2024-HB1, Class M1, 3.00%, 2/25/2037 ‡ (d)	430	385
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	875	797
Series 2017-4, Class M45T, 4.50%, 6/25/2057	580	560
Series 2019-1, Class MT, 3.50%, 7/25/2058	321	284
Series 2019-1, Class M55D, 4.00%, 7/25/2058	880	817
Series 2019-2, Class M55D, 4.00%, 8/25/2058	847	783

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-3, Class M55D, 4.00%, 10/25/2058	864	800
Series 2019-4, Class M55D, 4.00%, 2/25/2059	355	329
Series 2020-1, Class M55G, 3.00%, 8/25/2059	793	707
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,029	921
Series 2020-3, Class TTW, 3.00%, 5/25/2060	924	841
Series 2022-1, Class MTU, 3.25%, 11/25/2061	320	275
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (i)	1,784	1,517
Total Collateralized Mortgage Obligations (Cost $25,305)		23,566
Commercial Mortgage-Backed Securities — 0.6%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	622
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.12%, 7/25/2041 (d) (i)	802	761
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.64%, 7/25/2024 (i)	51,642	33
Series K-1511, Class A1, 3.28%, 10/25/2030	662	630
Series K754, Class AM, 4.94%, 11/25/2030 (i)	610	617
Series K-1510, Class A2, 3.72%, 1/25/2031	265	249
Series K-150, Class A2, 3.71%, 9/25/2032 (i)	800	746
FNMA ACES
Series 2017-M11, Class A2, 2.98%, 8/25/2029	558	514
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (i)	2,003	118
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (i)	554	447
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (i)	725	589
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (i)	1,590	1,318
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (i)	788	763
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (i)	830	816
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,925	2,701
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	44	42
Series 2021-M3, Class X1, IO, 1.92%, 11/25/2033 (i)	1,265	100
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (d) (i)	570	510
Series 2015-K48, Class C, 3.65%, 8/25/2048 (d) (i)	40	39
Series 2016-K56, Class B, 3.95%, 6/25/2049 (d) (i)	415	401
Series 2016-K58, Class B, 3.74%, 9/25/2049 (d) (i)	415	398
Series 2017-K728, Class C, 3.72%, 11/25/2050 (d) (i)	225	221
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 9.32%, 11/25/2053 (d) (i)	783	799
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	925	765
Total Commercial Mortgage-Backed Securities (Cost $14,789)		14,199
Foreign Government Securities — 0.0% ^
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (d)	200	161
Republic of Peru 2.78%, 12/1/2060	147	85
United Mexican States
3.50%, 2/12/2034	730	609
6.34%, 5/4/2053	200	198
Total Foreign Government Securities (Cost $1,271)		1,053

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.0% (j) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, 5.17%, 4/1/2041 (Cost $205)	205	208
	SHARES (000)
Short-Term Investments — 3.1%
Investment Companies — 3.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (k) (Cost $78,328)	78,328	78,328
Total Investments — 100.4% (Cost $2,171,394)		2,575,084
Liabilities in Excess of Other Assets — (0.4)%		(10,350)
NET ASSETS — 100.0%		2,564,734

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of March 31, 2024.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2024.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2024 is $374 or 0.01% of the Fund’s net assets as of March 31, 2024.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2024.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2024.

(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	245	06/21/2024	USD	26,286	421
S&P MidCap 400 E-Mini Index	83	06/21/2024	USD	25,536	606
U.S. Treasury 5 Year Note	42	06/28/2024	USD	4,492	11
					1,038

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$67,505	$—	$67,505
Collateralized Mortgage Obligations	—	23,181	385	23,566
Commercial Mortgage-Backed Securities	—	14,199	—	14,199
Corporate Bonds	—	142,316	—	142,316
Exchange-Traded Funds	727,795	—	—	727,795
Foreign Government Securities	—	1,053	—	1,053
Investment Companies	1,202,704	—	—	1,202,704
Mortgage-Backed Securities	—	141,915	—	141,915
Municipal Bonds	—	208	—	208
U.S. Treasury Obligations	—	175,495	—	175,495
Short-Term Investments
Investment Companies	78,328	—	—	78,328
Total Investments in Securities	$2,008,827	$565,872	$385	$2,575,084
Appreciation in Other Financial Instruments
Futures Contracts	$1,038	$—	$—	$1,038
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$64,883	$3,043	$1,677	$(17)	$2,384	$68,616	1,360	$1,330	$—
JPMorgan BetaBuilders International Equity ETF (a)	393,021	9,641	65,382	5,288	28,468	371,036	6,170	7,192	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	29,279	614	2,296	154	1,334	29,085	329	761	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	184,445	35,095	130,448	(15,532)	14,395	87,955	1,918	4,600	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	100,483	3,496	39,202	4,393	9,160	78,330	847	926	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	86,091	8,815	69,397	(2,370)	8,343	31,482	501	931	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,072	20,977	—	—	375	23,424	507	482	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	185,594	44,870	10,280	(1,915)	1,568	219,837	30,660	6,448	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,552	26,387	—	—	700	31,639	5,095	405	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	64,792	8,754	6,407	(155)	1,862	68,846	4,341	2,000	—
JPMorgan Equity Index Fund Class R6 Shares (a)	682,934	52,213	70,288	4,119	119,455	788,433	10,003	8,181	—
JPMorgan High Yield Fund Class R6 Shares (a)	111,559	25,600	47,408	(4,360)	8,558	93,949	14,611	5,948	—

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Inflation Managed Bond ETF (a)	$4,581	$32,806	$—	$—	$480	$37,867	808	$165	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	37,281	353,505	312,458	—	—	78,328	78,328	1,675	—
Total	$1,951,567	$625,816	$755,243	$(10,395)	$197,082	$2,008,827		$41,044	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.